Financial risk management objectives and policies - Schedule of Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	$ (3.5)	$ (13.3)	$ (0.5)
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	0.9	(5.2)	1.3
Tax expense (recovery)	$ (0.5)	$ 0.4	$ 0.1